OTHER INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	$ 18,800	$ 17,950
Intangible Assets Accumulated Amortization	11,116	9,288
Other intangible assets, net	7,684	8,662	[1]
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	10,853	9,845
Intangible Assets Accumulated Amortization	6,361	5,239
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	6,717	6,871
Intangible Assets Accumulated Amortization	4,581	3,998
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets Gross	1,230	1,234
Intangible Assets Accumulated Amortization	$ 174	$ 51

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1c).